ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2025	2024
	US$’000	US$’000

Accounts receivable – third parties	7,771	6,322
Accounts receivable – related parties	133	732

Total accounts receivable	7,904	7,054
Less: Allowance for expected credit loss	(891)	(873)

Accounts receivable, net	7,013	6,181

Allowance for expected credit loss movement:

Beginning of the financial year	873	403
Add: Provision for estimated credit losses	145	532
Less: Estimated credit losses no longer required	(12)	(58)
Less: Written off of accounts receivables	(145)	-
Add/(Less): Currency translation differences	30	(4)

End of the financial year	891	873

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for expected credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivables are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.